Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                        January 5, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



                 Re: AllianceBernstein Blended Style Series, Inc. - Retirement Strategies
                        File Nos. 333-87002 and 811-21081
                        ----------------------------------------------

Ladies and Gentlemen:

      On behalf of AllianceBernstein Blended Style Series, Inc. - Retirement Strategies (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus offering Class A, Class R, Class K and Class I shares of Retirement Strategies for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 29, 2010.

      A copy of the Prospectus offering Class A, Class B, Class C and Advisor Class shares of Retirement Strategies and a copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

                                            Sincerely,

                                            /s/  Young Seo
                                            --------------
                                                 Young Seo




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